CONTRACTUAL COMMITMENTS AND CONTINGENCIES - Contractual Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital commitments
Acquisition of tangible assets contracted for	$ 120	$ 161	$ 99
Acquisition of tangible assets not contracted for	367	426	792
Capital commitments	487	587	891
Purchase obligations [Abstract]
Purchase obligations	1,273	1,085	963
Discontinued operations
Capital commitments
Capital commitments	0	59	90
Purchase obligations [Abstract]
Purchase obligations	0	8	25
Within one year
Purchase obligations [Abstract]
Purchase obligations	391	506	305
Later than one year
Purchase obligations [Abstract]
Purchase obligations	882	579	658
Joint ventures
Capital commitments
Capital commitments	12	2	91
Project capital
Capital commitments
Capital commitments	287	450	754
Project capital | Within one year
Capital commitments
Capital commitments	216	288	446
Project capital | Later than one year
Capital commitments
Capital commitments	71	162	308
Stay-in-business capital
Capital commitments
Capital commitments	200	137	137
Stay-in-business capital | Within one year
Capital commitments
Capital commitments	200	117	125
Stay-in-business capital | Later than one year
Capital commitments
Capital commitments	$ 0	$ 20	$ 12